UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08030

Name of Fund:	Royce Micro-Cap Trust, Inc.
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2009

Date of reporting period: 3/31/2009

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE MICRO-CAP TRUST
MARCH 31, 2009 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 113.2%

Consumer Products – 8.6%
Apparel, Shoes and Accessories - 2.6%
K-Swiss Cl. A [a]	47,400	$404,796
Lazare Kaplan International [a]	28,405	30,109
Movado Group	179,640	1,354,486
Steven Madden [a]	13,000	244,140
True Religion Apparel [a]	35,400	418,074
Weyco Group	48,000	1,244,160
Yamato International	40,000	143,534

		3,839,299

Consumer Electronics - 0.8%
DTS [a]	50,000	1,203,000

Food/Beverage/Tobacco - 1.3%
Seneca Foods Cl. A [a]	47,500	989,900
Seneca Foods Cl. B [a]	42,500	892,925

		1,882,825

Health, Beauty and Nutrition - 0.2%
NutriSystem	20,000	285,400

Home Furnishing and Appliances - 3.1%
American Woodmark	90,000	1,580,400
Flexsteel Industries	172,500	890,100
Lumber Liquidators [a,b]	89,900	1,146,225
Natuzzi ADR [a]	409,800	471,270
Universal Electronics [a,b]	22,500	407,250

		4,495,245

Household Products/Wares - 0.1%
A.T. Cross Company Cl. A [a]	54,449	133,945

Sports and Recreation - 0.5%
Cybex International [a]	56,000	64,400
Sturm, Ruger & Company [a,b]	53,583	660,678

		725,078

Total		12,564,792

Consumer Services – 4.4%
Online Commerce - 0.9%
Alloy [a]	74,002	310,808
CryptoLogic	88,300	404,414
Knot (The) [a,b]	17,100	140,220
1-800-FLOWERS.COM Cl. A [a]	133,700	276,759
Stamps.com [a]	12,900	125,130

		1,257,331

Restaurants and Lodgings - 0.1%
Benihana Cl. A [a]	77,000	199,430

Retail Stores - 3.3%
America’s Car-Mart [a]	102,800	1,397,052
Brown Shoe	9,400	35,250
Build-A-Bear Workshop [a]	23,000	139,610
Charming Shoppes [a]	526,200	736,680
China Nepstar Chain Drugstore ADR	106,700	432,135
Dover Saddlery [a]	31,388	53,360
DSW Cl. A [a,b]	32,200	299,138
Le Chateau Cl. A	27,900	171,498
Pacific Sunwear of California [a]	40,000	66,400
Stein Mart [a]	178,900	517,021
West Marine [a]	176,000	941,600

		4,789,744

Other Consumer Services - 0.1%
Shutterfly [a,b]	20,000	187,400

Total		6,433,905

Diversified Investment Companies – 1.4%
Closed-End Funds - 1.4%
Central Fund of Canada Cl. A	141,700	1,689,064
Urbana Corporation [a]	237,600	293,985

Total		1,983,049

Financial Intermediaries – 11.0%
Banking - 6.1%
Alliance Bancorp, Inc. of Pennsylvania	50,420	365,545
B of I Holding [a,b]	100,000	530,000
BB Holdings [a]	380,000	771,682
Cass Information Systems	15,000	486,450
Centrue Financial	46,600	249,310
CFS Bancorp	75,000	292,500
Chemung Financial	40,000	690,000
CNB Financial	30,000	289,200
Commercial National Financial	20,000	289,800
Fauquier Bankshares	157,138	1,728,518
Financial Institutions	36,000	274,320
First Bancorp	40,200	637,572
HopFed Bancorp	61,000	561,200
LCNB Corporation	30,000	285,000
Meta Financial Group	37,200	388,740
Wilber Corporation (The)	148,150	1,142,236

		8,982,073

Insurance - 1.8%
First Acceptance [a]	186,300	450,846
Greenlight Capital Re Cl. A [a]	15,600	249,132
Hilltop Holdings [a]	121,400	1,383,960
Independence Holding	95,800	479,958

		2,563,896

Real Estate Investment Trusts - 0.2%
Vestin Realty Mortgage II [a]	144,230	344,710

Securities Brokers - 2.5%
Cowen Group [a]	123,600	601,932
Diamond Hill Investment Group [a]	8,000	314,560
Evercore Partners Cl. A	13,600	210,120
FBR Capital Markets [a,b]	316,600	1,041,614
International Assets Holding [a,b]	12,000	122,280
Sanders Morris Harris Group	199,000	776,100
Thomas Weisel Partners Group [a,b]	172,700	618,266

		3,684,872

Securities Exchanges - 0.4%
Bolsa Mexicana de Valores [a]	948,500	522,295

Total		16,097,846

Financial Services – 7.0%
Diversified Financial Services - 0.9%
Encore Capital Group [a]	98,000	443,940
FCStone Group [a,b]	18,000	41,040
World Acceptance [a]	47,951	819,962

		1,304,942

Information and Processing - 0.6%
Value Line	32,487	888,194

Insurance Brokers - 0.1%
Western Financial Group	148,000	198,382

Investment Management - 3.7%
BKF Capital Group	130,200	123,690
Dundee Corporation Cl. A [a]	140,200	571,564
Endeavour Financial	343,200	408,312
Epoch Holding Corporation	196,500	1,349,955
Gladstone Capital	20,000	125,200
JZ Capital Partners	70,000	21,795
MVC Capital	136,200	1,145,442
Prospect Capital	8,493	72,360
Queen City Investments	948	862,680
Sceptre Investment Counsel	78,000	235,089
U.S. Global Investors Cl. A	91,500	445,605

		5,361,692

Special Purpose Acquisition Corporation - 1.5%
Cockleshell [a]	465,300	350,509
Prospect Acquisition (Units) [a]	50,000	472,500
Shellproof [a]	59,192	36,521
Shellshock [a]	42,200	30,275
Shermen WSC Acquisition [a]	220,000	1,295,800
Shermen WSC Acquisition (Warrants) [a]	100,000	7,500

		2,193,105

Specialty Finance - 0.2%
NGP Capital Resources	68,080	338,358

Total		10,284,673

Health – 10.3%
Commercial Services - 0.5%
PAREXEL International [a]	40,000	389,200
PDI [a]	104,800	318,592

		707,792

Drugs and Biotech - 1.7%
Anadys Pharmaceuticals [a,b]	105,400	715,666
BioCryst Pharmaceuticals [a,b]	200,000	438,000
Caraco Pharmaceutical Laboratories [a,b]	43,900	154,528
GenVec [a,b]	140,000	61,600
Hi-Tech Pharmacal [a,b]	48,300	275,310
Seattle Genetics [a,b]	39,000	384,540
Sinovac Biotech [a,b]	60,000	87,600
Strategic Diagnostics [a]	173,138	185,258
Theragenics Corporation [a]	145,800	177,876
Tongjitang Chinese Medicines ADR [a,b]	19,500	66,300

		2,546,678

Health Services - 2.6%
Advisory Board (The) [a]	51,700	857,186
Air Methods [a]	16,507	279,133
Computer Programs and Systems	3,800	126,426
eResearch Technology [a]	137,000	720,620
Gentiva Health Services [a]	23,000	349,600
HMS Holdings [a]	11,900	391,510
On Assignment [a]	41,100	111,381
PharMerica Corporation [a]	40,000	665,600
Psychemedics Corporation	37,500	212,250
U.S. Physical Therapy [a,b]	10,000	96,800

		3,810,506

Medical Products and Devices - 5.5%
Allied Healthcare Products [a]	226,798	752,969
Atrion Corporation	5,500	485,320
CAS Medical Systems [a]	62,600	87,640
Cutera [a,b]	22,800	145,692
Cynosure Cl. A [a,b]	16,500	100,485
Exactech [a]	121,000	1,390,290
Kensey Nash [a]	23,650	503,036
Medical Action Industries [a]	125,250	1,038,322
MEDTOX Scientific [a]	20,000	135,600
NMT Medical [a,b]	228,500	182,800
Palomar Medical Technologies [a,b]	18,000	130,680
Syneron Medical [a]	80,400	476,772
Utah Medical Products	42,300	972,900
Virtual Radiologic [a,b]	92,000	643,080
Young Innovations	61,450	952,475

		7,998,061

Total		15,063,037

Industrial Products – 21.0%
Automotive - 0.7%
ATC Technology [a,b]	25,200	282,240
Norstar Founders Group [a,c]	771,500	36,332
SORL Auto Parts [a]	48,810	87,858
US Auto Parts Network [a,b]	330,900	529,440
Wonder Auto Technology [a]	24,200	86,636

		1,022,506

Building Systems and Components - 2.9%
AAON	73,000	1,322,760
Apogee Enterprises	57,900	635,742
Bunka Shutter	90,000	345,144
Drew Industries [a]	100,000	868,000
LSI Industries	79,812	412,628
NCI Building Systems [a,b]	42,000	93,240
Preformed Line Products	16,000	602,240

		4,279,754

Construction Materials - 2.3%
Ash Grove Cement	8,000	1,480,000
Louisiana-Pacific Corporation [a]	57,000	127,110
Monarch Cement	50,710	1,140,975
Trex Company [a,b]	90,000	686,700

		3,434,785

Industrial Components - 1.6%
Deswell Industries	574,371	1,005,149
Graham Corporation	24,500	219,765
Planar Systems [a]	172,000	116,960
Powell Industries [a]	26,800	946,308
Tech/Ops Sevcon [a]	28,650	38,678

		2,326,860

Machinery - 5.1%
Active Power [a,b]	187,500	112,500
Alamo Group	37,000	394,420
Astec Industries [a]	30,000	786,900
Burnham Holdings Cl. A	95,000	736,250
Columbus McKinnon [a]	30,100	262,472
Eastern Company (The)	39,750	429,300
Flow International [a,b]	65,000	105,300
Freight Car America	14,200	248,926
Hardinge	240,000	669,600
Hurco Companies [a]	55,266	587,478
Jinpan International	30,500	513,925
Kadant [a,b]	16,600	191,232
K-Tron International [a]	8,426	511,205
Mueller (Paul) Company	9,650	168,875
Sun Hydraulics	58,425	853,589
Tennant Company	92,300	864,851

		7,436,823

Metal Fabrication and Distribution - 3.0%
Central Steel & Wire	1,088	663,680
CompX International Cl. A	107,500	610,600
Encore Wire	15,000	321,450
Foster (L.B.) Company Cl. A [a,b]	9,200	228,436
Fushi Copperweld [a,b]	46,583	223,598
Haynes International [a]	14,600	260,172
Ladish Company [a]	45,000	326,700
NN [a]	114,300	144,018
Olympic Steel	20,500	310,985
RTI International Metals [a]	105,900	1,239,030

		4,328,669

Miscellaneous Manufacturing - 2.4%
Met-Pro Corporation	20,000	163,000
PMFG [a]	143,800	1,133,144
Quixote Corporation [a,b]	183,400	636,398
Raven Industries	58,400	1,213,552
Synalloy Corporation	58,200	305,550

		3,451,644

Pumps, Valves and Bearings - 0.2%
CIRCOR International	14,000	315,280

Specialty Chemicals and Materials - 2.4%
Aceto Corporation	72,219	430,425
Balchem Corporation	42,250	1,061,743
Hawkins	103,166	1,591,851
Migao Corporation [a]	32,200	170,603
Park Electrochemical	18,900	326,592

		3,581,214

Textiles - 0.3%
Interface Cl. A	136,000	406,640

Other Industrial Products - 0.1%
Research Frontiers [a,b]	50,000	224,500

Total		30,808,675

Industrial Services – 14.8%
Advertising and Publishing - 0.4%
Airmedia Group ADR [a,b]	98,310	411,919
Voyager Learning [a]	125,000	137,500

		549,419

Commercial Services - 5.0%
Acacia Research-Acacia Technologies [a]	117,150	477,972
CBIZ [a]	47,000	327,590
CDI Corporation	9,000	87,480
Diamond Management & Technology Consultants	138,100	352,155
Exponent [a]	58,400	1,479,272
Forrester Research [a]	54,900	1,128,744
Global Sources [a]	33,330	129,654
Heritage-Crystal Clean [a]	98,105	731,863
Kforce [a]	55,000	386,650
Rentrak Corporation [a]	13,300	119,700
Spherion Corporation [a]	546,600	1,136,928
Team [a]	5,200	60,944
Volt Information Sciences [a]	52,800	351,120
Waste Services [a,b]	118,952	509,115

		7,279,187

Engineering and Construction - 2.4%
Cavco Industries [a]	9,400	221,840
HLS Systems International [a,b]	212,827	691,688
Insituform Technologies Cl. A [a]	34,300	536,452
Integrated Electrical Services [a]	132,000	1,203,840
Layne Christensen [a]	1,700	27,319
Skyline Corporation	32,100	610,221
Sterling Construction [a]	11,700	208,728

		3,500,088

Food, Tobacco and Agriculture - 1.7%
Cal-Maine Foods	22,500	503,775
Farmer Bros.	42,400	754,720
Hanfeng Evergreen [a]	32,300	185,992
J.G. Boswell Company	690	291,180
ML Macadamia Orchards L.P. [a]	117,200	216,820
Origin Agritech [a]	211,088	576,270

		2,528,757

Industrial Distribution - 0.8%
Houston Wire & Cable	40,375	312,906
Lawson Products	43,800	533,046
Toshin Group	20,000	318,388

		1,164,340

Printing - 0.9%
Bowne & Co. [a]	67,298	216,027
Courier Corporation	30,450	461,926
CSS Industries	21,043	357,731
Multi-Color Corporation	28,000	342,440

		1,378,124

Transportation and Logistics - 3.6%
Euroseas	10,000	38,500
Forward Air	50,700	822,861
Frozen Food Express Industries	112,380	337,140
Marten Transport [a]	13,550	253,114
Pacer International [a]	127,500	446,250
Patriot Transportation Holding [a,b]	19,000	1,184,080
Transat A.T. Cl. B [a]	35,000	209,311
Universal Truckload Services	134,200	1,924,428

		5,215,684

Other Industrial Services - 0.0%
American Ecology	6,000	83,640

Total		21,699,239

Natural Resources – 11.6%
Energy Services - 3.8%
CE Franklin [a,b]	56,150	232,461
Dawson Geophysical [a,b]	53,213	718,376
Dril-Quip [a]	22,500	690,750
Gulf Island Fabrication [b]	4,116	32,969
ION Geophysical [a]	93,500	145,860
Lufkin Industries	1,000	37,880
North American Energy Partners [a,b]	50,000	152,500
OYO Geospace [a,b]	7,130	93,118
Pason Systems	139,200	1,051,066
Pioneer Drilling [a,b]	57,500	188,600
T-3 Energy Services [a,b]	4,150	48,887
Tesco Corporation [a]	50,000	391,000
Willbros Group [a]	159,200	1,544,240
World Energy Solutions [a]	729,200	228,453

		5,556,160

Oil and Gas - 0.2%
Approach Resources [a]	12,000	74,400
GeoMet [a,b]	75,000	43,500
GMX Resources [a,b]	6,700	43,550
PetroCorp [a,c]	104,200	0
Rosetta Resources [a,b]	30,000	148,500

		309,950

Precious Metals and Mining - 4.0%
Alamos Gold [a]	47,100	338,830
Allied Nevada Gold [a]	123,700	723,645
Aurizon Mines [a,b]	197,000	886,500
Brush Engineered Materials [a,b]	51,100	708,757
Chesapeake Gold [a]	20,000	86,453
Exeter Resource [a]	210,000	682,500
Gammon Gold [a]	83,836	542,419
Golden Star Resources [a,b]	168,100	245,426
Horsehead Holding [a]	13,800	75,900
Midway Gold [a]	345,000	153,236
Minefinders Corporation [a]	36,000	277,200
New Gold [a,b]	141,200	265,456
Northgate Minerals [a]	270,000	361,800
Seabridge Gold [a]	16,700	378,255
Victoria Gold [a]	200,000	55,520
Vista Gold [a,b]	50,000	102,000

		5,883,897

Real Estate - 3.6%
Avatar Holdings [a,b]	45,104	675,658
Consolidated-Tomoka Land	32,100	953,370
Kennedy-Wilson [a]	21,500	591,250
PICO Holdings [a]	45,700	1,374,199
Pope Resources L.P.	39,505	799,976
Tejon Ranch [a,b]	37,000	764,790
ZipRealty [a]	25,000	73,000

		5,232,243

Total		16,982,250

Technology – 20.0%
Aerospace and Defense - 2.6%
Ducommun	72,100	1,048,334
HEICO Corporation	33,600	816,480
Innovative Solutions and Support	100,000	423,000
Integral Systems [a]	140,082	1,204,705
SIFCO Industries [a]	45,800	265,640

		3,758,159

Components and Systems - 2.8%
CSP [a]	96,881	276,111
Evans & Sutherland Computer [a]	96,272	25,031
Frequency Electronics [a]	220,000	730,400
Methode Electronics	226,400	810,512
Newport Corporation [a]	55,900	247,078
OPTEX Company	35,000	294,455
Richardson Electronics	240,900	814,242
Rimage Corporation [a]	29,200	389,820
Technitrol	150,000	256,500
TransAct Technologies [a]	78,600	203,574

		4,047,723

Distribution - 0.3%
Agilysys	90,000	387,000
ScanSource [a,b]	7,600	141,208

		528,208

Internet Software and Services - 1.2%
ActivIdentity Corporation [a,b]	75,000	153,750
AsiaInfo Holdings [a]	18,400	310,040
DealerTrack Holdings [a,b]	31,000	406,100
iPass [a]	140,000	140,000
Marchex Cl. B	138,200	475,408
RealNetworks [a]	40,000	93,200
WebMediaBrands [a]	525,000	210,000

		1,788,498

IT Services - 3.7%
Computer Task Group [a]	311,100	1,073,295
iGATE Corporation	258,400	837,216
Sapient Corporation [a]	500,000	2,235,000
Syntel	54,300	1,117,494
Yucheng Technologies [a]	20,500	130,585

		5,393,590

Semiconductors and Equipment - 3.2%
Advanced Energy Industries [a]	14,100	106,173
ANADIGICS [a,b]	46,500	96,255
ATMI [a]	6,400	98,752
Entropic Communications [a,b]	200,000	148,000
Exar Corporation [a]	121,208	756,338
Ikanos Communications [a]	223,977	318,048
Melco Holdings	30,000	347,454
Micrel	100,000	704,000
Microtune [a,b]	350,000	637,000
PLX Technology [a]	80,000	173,600
Sigma Designs [a,b]	7,400	92,056
TTM Technologies [a]	114,400	663,520
Virage Logic [a]	180,000	585,000

		4,726,196

Software - 4.8%
ACI Worldwide [a]	87,600	1,642,500
American Software Cl. A	84,200	443,734
Bottomline Technologies [a]	28,600	188,188
Double-Take Software [a,b]	22,400	151,424
Fundtech [a]	51,000	434,520
Pegasystems	105,400	1,957,278
Phoenix Technologies [a,b]	32,310	52,342
PLATO Learning [a]	160,000	284,800
Source Forge [a]	600,000	498,000
SPSS [a]	44,600	1,267,978
THQ [a]	25,000	76,000

		6,996,764

Telecommunications - 1.4%
Anaren [a]	8,000	87,520
Atlantic Tele-Network	4,100	78,638
Ceragon Networks [a]	28,700	121,975
Cogo Group [a,b]	28,900	193,052
Diguang International Development [a]	300,000	84,000
Globecomm Systems [a]	22,730	131,607
PC-Tel [a]	44,100	189,630
ViaSat [a]	46,812	974,626
Zhone Technologies [a]	1,331,600	254,335

		2,115,383

Total		29,354,521

Miscellaneous [d] – 3.1%
Total		4,531,216

TOTAL COMMON STOCKS
(Cost $206,043,033)		165,803,203

PREFERRED STOCK – 0.8%
Seneca Foods Conv. [a]
(Cost $943,607)	75,409	1,172,610

REPURCHASE AGREEMENT – 23.6%
State Street Bank & Trust Company,
0.13% dated 3/31/09, due 4/1/09,
maturity value $34,569,125 (collateralized
by obligations of various U.S. Government
Agencies, 0.95%-7.25% due 1/15/10-3/30/10,
valued at $35,433,284)
(Cost $34,569,000)		34,569,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 6.3%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.371%)
(Cost $9,198,541)		9,198,541

TOTAL INVESTMENTS – 143.9%
(Cost $250,754,181)		210,743,354

LIABILITIES LESS CASH AND OTHER ASSETS – (2.9)%		(4,270,037)

PREFERRED STOCK – (41.0)%		(60,000,000)

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS – 100.0%		$146,473,317

[a]	Non-income producing.
[b]	All or a portion of these securities were on loan at March 31, 2009. Total market value of loaned securities at March 31, 2009 was $8,808,168.
[c]

Securities for which market quotations are not readily available represent 0.02% of net assets. These securities have been valued at their fair value under procedures established by the Fund’s Board of Directors.

[d]	Includes securities first acquired in 2009 and less than 1% of net assets applicable to Common Stockholders.

At December 31, 2008, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940. The Fund effected the following transactions in shares of such companies for the period ended March 31, 2009:

	Shares	Market Value	Cost of	Cost of	Realized	Dividend	Shares	Market Value
Affiliated Company	12/31/08	12/31/08	Purchases	Sales	Gain (Loss)	Income	3/31/09	3/31/09

Deswell Industries*	824,371	$1,096,413	-	$710,000	$(352,375)	$31,195

		$1,096,413			$(352,375)	$31,195

* Not an Affiliated Company at March 31, 2009.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $251,612,895. At March 31, 2009, net unrealized depreciation for all securities was $(40,869,541), consisting of aggregate gross unrealized appreciation of $29,433,483 and aggregate gross unrealized depreciation of $70,303,024. The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Fund’s Board of Directors. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2009:
Level 1	Level 2	Level 3	Total

$151,262,081	$59,444,941	$36,332	$210,743,354

Level 3 Reconciliation:

Balance as of	Change in unrealized				Realized gain (loss) on	Balance as of
12/31/2008	appreciation (depreciation)	Purchases	Transfers In	Sales	securities sold	3/31/2009

$0	$168,031	$23,754	$74,554	$2	$(230,005)	$36,332

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Securities Lending:
The Fund loans securities to qualified institutional investors for the purpose of realizing additional income. Collateral on all securities loaned for the Fund is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund retains the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a)              The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)              There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

     Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Micro-Cap Trust, Inc.
By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Micro-Cap Trust, Inc.
Date: May 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Micro-Cap Trust, Inc.
Date: May 26, 2009

By:

/s/ John D. Diederich
John D. Diederich
Treasurer, Royce Micro-Cap Trust, Inc.
Date: May 26, 2009